DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds March 31, 2019	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
21.04% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000%	09/01/2036	Aa2	$250,000	$288,630
Birmingham AL Waterworks	5.000	01/01/2026	Aa2	80,000	84,731
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	266,640
Birmingham AL Waterworks	5.000	01/01/2038	Aa2	550,000	607,085
Birmingham AL Waterworks	4.000	01/01/2038	Aa2	205,000	218,061
Birmingham AL Waterworks	5.000	01/01/2040	Aa2	150,000	168,867
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	237,427
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3	150,000	155,933
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1	400,000	413,572
Gadsden AL Waterworks & Sewer Board	4.000	06/01/2034	A1	120,000	128,436
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	471,480
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A*	300,000	338,349
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	330,722
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A*	250,000	279,615
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	441,296
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	264,273
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	395,345
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	10,000	10,308
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	77,850
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	258,938
					5,437,558
SCHOOL IMPROVEMENT BONDS
20.77% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000	09/01/2039	A1	600,000	674,956
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	335,307
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	253,292
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	217,120
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	506,453
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	289,298
Madison County AL Board of Education Capital Outlay	5.000	09/01/2031	Aa3	660,000	763,363
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	269,573
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	405,000	443,491
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	161,967
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2	615,000	650,885
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	100,146
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	95,030
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	31,508
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	290,178
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	289,413
					5,371,980
PUBLIC FACILITIES REVENUE BONDS
16.79% of Net Assets
Anniston AL Public Building Authority	5.000	03/01/2032	A2	400,000	422,511
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	51,934
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	208,140
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	260,168
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa2	400,000	466,332
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa2	250,000	290,593
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	267,870
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	528,210
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	261,445
Montgomery AL Warrants	5.000	02/01/2030	A1	300,000	308,409
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	413,056
Trussville AL Warrants	5.000	10/01/2039	Aa2	775,000	862,668
					4,341,336
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.65% of Net Assets
AL Community College System Board of Trustees Revenue Gadsden State Community College	5.000	06/01/2038	A1	325,000	374,831
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	408,922
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	288,910
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	325,638
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	231,066
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	507,841
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	253,323
University of AL General Fee Revenue University of AL Huntsville	5.000	09/01/2037	Aa3	250,000	292,938
University of AL Huntsville	5.000	09/01/2038	Aa3	500,000	587,820
					3,271,289

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds March 31, 2019	UNAUDITED

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
9.74% of Net Assets
AL State Public School & College Authority Refinancing	5.000%	05/01/2024	Aa1	$125,000	$125,388
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2	150,000	161,076
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2	215,000	227,096
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	100,820
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	172,276
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	490,000	544,620
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3	70,000	73,046
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3	250,000	255,723
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	75,000	75,980
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	65,000	67,448
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	195,000	206,527
Trussville AL Warrants	5.000	10/01/2039	NR	445,000	509,058
					2,519,058
REFUNDING BONDS
7.48% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	123,665
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	587,870
Northport AL Warrants	5.000	08/01/2040	AA-*	735,000	825,500
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	397,226
					1,934,261
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.63% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	A*	125,000	126,785
Birmingham AL Warrants	4.000	12/01/2035	Aa2	250,000	268,663
Birmingham AL Warrants	5.000	12/01/2037	Aa2	250,000	295,095
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	281,860
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	400,614
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	342,585
					1,715,602
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.92% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/01/2035	B@	550,000	497,508

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
1.05% of Net Assets
AL Federal Aid Highway Finance Authority	4.000	06/01/2037	Aa1	250,000	271,388

Total Investments 98.07% of Net Assets					$25,359,980

(cost $24,532,776) (See (a) below for further explanation)

Other assets in excess of liabilities 1.93%					498,068

Net Assets 100%					$25,858,048

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $24,532,776 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$962,337
Unrealized depreciation	(135,133)

Net unrealized appreciation	$827,204

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	- Unadjusted quoted prices in active markets for identical securities.
Level 2

-  Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

-  Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds March 31, 2019	UNAUDITED

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2019.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		25,359,980
Level 3	Significant Unobservable Inputs		---

$25,359,980

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.